Finishing Touches Home Goods Inc.

3420 E. Shea Boulevard, Suite 200

Phoenix, AZ 85028

April 29, 2011

U.S. Securities & Exchange Commission

Division of Corporate Finance

100 F Street NE

Washington, D.C. 20549-3561

Attn:   Mr. Mark P. Shuman, Legal Branch Chief

Re:      Finishing Touches Home Goods Inc.

            Registration Statement on Form S-1

            Filed February 25, 2011

            File No. 333-172440

Dear Mr. Shuman,

Further to your letter dated March 24, 2011 concerning the deficiencies in our registration statement on Form S-1, we provide the following responses:

Calculation of Registration Fee

1.     Please be advised that the OTC Bulletin Board is no longer maintained by FINRA. Please revise your    disclosure accordingly.

We have revised the disclosure as required.

Cover Page

2.             You indicate that the risk factor disclosure begins on page 2. Yet, such disclosure actually begins on page 3. Please revise your disclosure accordingly. Refer to Item 501(b)(5) of Regulation S-K. This comment applies to your disclosure elsewhere in the prospectus (e.g. on page 1, where you indicate that risk factors begin on page 8).

          We have revised the disclosure as required.
Prospectus Summary

Our company, page 1

3.      You indicate that you “expect to earn $120,000 from [your] business activities” in the next 12 months. Please enhance your disclosure to provide a reasonable basis for your stated expectation regarding future revenues, or revise accordingly. In your response letter and with a view to disclosure, tell us the dollar value and nature of existing commitments from customers for the purchase of your goods or services during the next twelve months.

As of February 25, 2011, we had a signed contract with Urban Bliss Solutions that would generate $48,000 in the next twelve months. We have filed the complete contract as exhibit 10.2 that discloses this revenue expectation in Schedule B. As well, we had an informal commitment that we have since then finalized as a written contract on April 25th, with Haydon Development. This contract will generate $54,000 in the next twelve months. Taking these written contracts into consideration, as well as other on-going projects, we have concluded that we can expect to earn $120,000 in the next 12 months.

We have filed both contracts as exhibits 10.2 and 10.3 and amended our disclosure in the registration statement.

Foreign Exchange Rate Fluctuations May Adversely Affect Our Business, page 4

4.      We note that you “intend to market and sell [y]our products and services in North America and Europe” and your discussion of potential adverse impact of foreign currency translation on your operations. While your reporting currency is disclosed as being in US dollars (F-9), you have not identified your functional currency or currencies within your risk factor disclosures. Further, we note from the first risk factor on page 5 that you expect most of your revenues will be generated outside of the US and from disclosures on page 16 that you currently operate in Russia. Please ensure that your risk factor disclosures are consistent in discussing where the company intends to conduct operations and the currencies which pose risk to the company’s operations.

We have provided the required disclosure.

Risk Factors

General

5.   Please include a risk factor alerting investors that until your common stock is registered under the Exchange Act, you will not be a fully reporting company but only subject to the reporting obligations imposed by Section 15(d) of the Exchange Act. In the risk factor, explain how the reporting obligations of a Section 15(d) filer vary from those imposed on fully reporting entities.

                          We have revised our disclosure to include the requested risk factor.

6.     Please insert a risk factor addressing the fact that the company is not raising any money in this offering, but has agreed to pay offering expenses estimated at $12,153.48. Accordingly, we would expect such risk factor to alert investors to the fact that the company may be in worse financial condition following this offering than it was prior to commencement of the offering.

We have provided the required disclosure.

“We will incur increased costs as a result of being a public company…”, page 4

7.     Expand the final paragraph on page 4 to state the minimum additional costs you expect to incur as a result of your status as a public company during your first year of operations as such. Briefly reference the requirement that you conduct annual evaluations of the effectiveness of your disclosure controls and procedures as well as the effectiveness of internal controls over financial reporting following commencement of the offering and address the uncertainties in regards thereto.

We have expanded the paragraph to include the required disclosure.

Special Note Regarding Forward-Looking Statements, page 8

8.   Please remove the reference to “trends in the water treatment systems industry” or advise.

      We have removed the cited reference.

Liquidity and Capital Resources, page 19

9.      Disclose whether your planned operations during the next twelve months are expected to require additional funding, and if so, state the minimum amount of required funding. To the extent you perceive a deficiency in currently available or contractually committed operations that the currently available and contractually committed funds will enable you to fund. Refer to Item 303(a)(1) of Regulation S-K. Address the legal and accounting expenses you will expect to regularly incur upon becoming a public company and the impact such expenses will have on your results of operations. Refer to Item 303(a)(3)(ii) of Regulation S-K.

We have amended our disclosure as required.

Industry Overview

Competitors, page 24

10.           Please advise what consideration you gave to discussing how your lack of meaningful revenue, minimal operating experience and limited financial condition affect your ability to compete against other businesses providing similar products and services.

We have amended our disclosure to indicate that our competitors have longer operating histories, greater name recognition, larger and more established client bases and significantly greater financial and marketing resources than we do and that our lack of meaningful revenue, minimal operating experience and limited financial condition hinder our ability to compete against these competitors.

Directors, Executive Officers and Control Persons, page 25

11.    Based on your disclosure, it appears as though Mr. Koval and Ms. Islyntieva are each currently involved in other businesses. Please specify the minimum amount of time per week each such executive officer devotes to the business of the company. Consider adding a risk factor that alerts investors to a potential conflict of interest and disclose any policies or procedures for the review and approval of any transactions that may cause a conflict of interest.

We have added a risk factor that alerts investors of potential conflicts of interest between us and Mr. Koval and Mrs. Islyntieva. We have revised our disclosure to state that both Mr. Koval and Mrs. Islyntieva devote a minimum of 20 hours per week to our business.

Security Ownership of Certain Beneficial Owners and Management Transactions with Related Persons, Promoters and Certain Control Persons, page 29

12.  We note that beneficial ownership information has been provided as of October 31, 2010. In your next amendment, please ensure that such information is updated and provided as of the most recent practicable date. Refer to Item 403 of Regulation S-K.

We have revised the disclosure as required.

13.  Please identify the promoters of the company and disclose all transactions involving such persons required by Item 404(d)(2) and Item 401(g) of Regulation S-K. Refer to the definition of “promoter” in Rule 405 of Regulation C.

     We have revised our disclosure to state that we have not had any promoters besides our directors.

14.  Expand this or another appropriate section of the prospectus to disclose the number of record holders of your common stock, as of the most recent practicable date. See paragraph (b) of Item 201 of Regulation S-K.

                         We have provided this disclosure as required.

Additional Information, page 31

15.  With respect to your statements that you will be subject to “the reporting and other requirements of the Exchange Act” and your intention to furnish shareholders annual reports, please tell us what consideration you have given to informing stockholders of the conditions in which your obligations to file periodic reports with the Commission will be suspended and the effect that such a suspension may have on potential investors. To the extent that you have a small number of current shareholders, consider whether risk factor disclosure of the possibility of the suspension of your reporting obligations under Section 15(d) of the Exchange Act is necessary or appropriate.

We have revised our disclosure to state that we will not be required to furnish shareholders with an annual report and we will not voluntarily send annual reports.

                   Notes to the Consolidated Financial Statements

                   Note 1 – Organization and Operations, page F-7

16.  Please disclose, if true, that all operations to date have taken place in Russia. Expand your disclosure to clarify where and how your business operates. In this regard, we note from the cover of your filing that your principal offices are located in Phoenix, Arizona, however, on page 25 you state that you do not hold, nor do you have leasehold interest in, any property. Please reconcile this statement with the fact that your balance sheet reflects a “prepaid rent” line item. Further, we note from page 16 that you have three full time employees but you do not disclose where they are located. Confirm that they are located in Russia or explain how your company conducts its operations remotely.

We have expanded our disclosure and explained the “prepaid rent” line item on our balance sheet.

Note 2 – Summary of Significant Accounting Policies

Foreign currency transactions, page F-9

17.  We note that your reporting currency is the US dollar, however, it is unclear what your functional currency is and how this accounting policy is used in practice. Please revise or advise.

           We have revised our disclosure as required.

Part II. Information Not Required in Prospectus

Undertakings

18.  We note that you have included the undertaking specified in Item 512(a)(6) of Regulation S-K, which refers to primary offerings of securities by an issuer. However, this undertaking does not appear to apply to this offering. Please advise or revise your disclosure to remove the undertaking.

We have revised our disclosure to remove this undertaking.

Exhibits

General

19.  Please provide a list of all the subsidiaries of the company, the jurisdiction of incorporation of each subsidiary, and the names under which such subsidiaries do business pursuant to Item 601(b)(21) of Regulation S-K. We note the reference to the Canadian subsidiary on page 3, for example.

      We have provided a list of our subsidiaries as an exhibit 21 to our registration statement.

Exhibit 10.27

20.  The agreement with Urban Bliss Solutions, dated December 3, 2010, references schedules containing material terms of service and pricing which have not been provided. With your next amendment, please file a complete copy of the agreement, including any exhibits or schedules thereto, or advise.

We have filed the complete agreement with Schedules A and B as the updated exhibit 10.2.

Best regards,

/s/ Nikolay Koval

Nikolay Koval

President

Finishing Touches Home Goods Inc.